PENSION AND POSTRETIREMENT EMPLOYEE BENEFIT PLANS - Weighted-average assumptions used to determine net periodic benefit costs and benefit obligations (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension Benefit Plans | United States
For Determining Net Periodic (Benefit) Cost
Discount rate	3.16%	4.25%	3.56%
Expected rate of return on plan assets	6.25%	7.25%	7.50%
Rate of compensation increase	0.00%	0.00%	0.00%
Interest crediting rate	5.00%	5.00%	5.00%
For Determining Benefit Obligation
Discount rate	2.25%	3.16%
Rate of compensation increase	0.00%	0.00%
Interest crediting rate	4.75%	5.00%
Pension Benefit Plans | Foreign Plan
For Determining Net Periodic (Benefit) Cost
Discount rate	1.68%	2.39%	2.29%
Expected rate of return on plan assets	2.98%	3.46%	3.66%
Rate of compensation increase	3.05%	2.89%	2.87%
Interest crediting rate	0.00%	0.00%	0.00%
For Determining Benefit Obligation
Discount rate	1.37%	1.68%
Rate of compensation increase	2.60%	3.05%
Interest crediting rate	0.00%	0.00%
U.S. Postretirement Benefit Plan
For Determining Net Periodic (Benefit) Cost
Discount rate	3.04%	4.16%	3.47%
Expected rate of return on plan assets	0.00%	0.00%	0.00%
Rate of compensation increase	0.00%	0.00%	0.00%
For Determining Benefit Obligation
Discount rate	2.09%	3.04%
Rate of compensation increase	0.00%	0.00%